Segment Reporting (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Underwriting revenues
Gross written premiums	$ 236,500,668	$ 186,330,192
Reinsurers' share of insurance premiums	(65,878,458)	(49,039,789)
Net written premiums	170,622,210	137,290,403
Net change in unearned premiums	(34,372,286)	(33,815,050)
Net premiums earned	136,249,924	103,475,353
Underwriting deductions
Net policy acquisition expenses	(25,869,807)	(22,009,893)
Net claims and claim adjustment expenses	(64,286,772)	(55,377,991)
Net underwriting results	46,093,345	26,087,469
General and administrative expenses	(22,423,364)	(18,503,774)
Net investment income	3,052,374	7,292,252
Share of loss from associates	(438,993)	109,344
Impairment loss on insurance receivables	(2,177,998)
Other revenues	117,174	900,161
Other expenses	(605,463)	(1,215,431)
Listing related cost	(3,366,390)
Gain/Loss on foreign exchange	(8,658,231)	424,184
Profit (loss) before tax	11,592,454	15,094,205
Income tax	(432,723)	(196,109)
Profit for the period	11,159,731	14,898,096
Specialty Long Tail [Member]
Underwriting revenues
Gross written premiums	82,985,780	59,923,058
Reinsurers' share of insurance premiums	(12,455,192)	(3,738,488)
Net written premiums	70,530,588	56,184,570
Net change in unearned premiums	(6,133,165)	(11,132,821)
Net premiums earned	64,397,423	45,051,749
Underwriting deductions
Net policy acquisition expenses	(12,830,210)	(9,842,982)
Net claims and claim adjustment expenses	(32,105,230)	(26,475,530)
Net underwriting results	19,461,983	8,733,237
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related cost
Gain/Loss on foreign exchange
Profit (loss) before tax	19,461,983	8,733,237
Income tax
Profit for the period	19,461,983	8,733,237
Specialty Short tail [Member]
Underwriting revenues
Gross written premiums	142,079,688	115,507,606
Reinsurers' share of insurance premiums	(53,423,266)	(45,301,301)
Net written premiums	88,656,422	70,206,305
Net change in unearned premiums	(25,156,399)	(20,075,859)
Net premiums earned	63,500,023	50,130,446
Underwriting deductions
Net policy acquisition expenses	(11,671,287)	(10,819,429)
Net claims and claim adjustment expenses	(30,507,425)	(24,389,421)
Net underwriting results	21,321,311	14,921,596
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related cost
Gain/Loss on foreign exchange
Profit (loss) before tax	21,321,311	14,921,596
Income tax
Profit for the period	21,321,311	14,921,596
Reinsurance [Member]
Underwriting revenues
Gross written premiums	11,435,200	10,899,528
Reinsurers' share of insurance premiums
Net written premiums	11,435,200	10,899,528
Net change in unearned premiums	(3,082,722)	(2,606,370)
Net premiums earned	8,352,478	8,293,158
Underwriting deductions
Net policy acquisition expenses	(1,368,310)	(1,347,482)
Net claims and claim adjustment expenses	(1,674,117)	(4,513,040)
Net underwriting results	5,310,051	2,432,636
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related cost
Gain/Loss on foreign exchange
Profit (loss) before tax	5,310,051	2,432,636
Income tax
Profit for the period	5,310,051	2,432,636
Sub Total [Member]
Underwriting revenues
Gross written premiums	236,500,668	186,330,192
Reinsurers' share of insurance premiums	(65,878,458)	(49,039,789)
Net written premiums	170,622,210	137,290,403
Net change in unearned premiums	(34,372,286)	(33,815,050)
Net premiums earned	136,249,924	103,475,353
Underwriting deductions
Net policy acquisition expenses	(25,869,807)	(22,009,893)
Net claims and claim adjustment expenses	(64,286,772)	(55,377,991)
Net underwriting results	46,093,345	26,087,469
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related cost
Gain/Loss on foreign exchange
Profit (loss) before tax	46,093,345	26,087,469
Income tax
Profit for the period	46,093,345	26,087,469
Corporate and Other [Member]
Underwriting revenues
Gross written premiums
Reinsurers' share of insurance premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Underwriting deductions
Net policy acquisition expenses
Net claims and claim adjustment expenses
Net underwriting results
General and administrative expenses	(22,423,364)	(18,503,774)
Net investment income	3,052,374	7,292,252
Share of loss from associates	(438,993)	109,344
Impairment loss on insurance receivables	(2,177,998)
Other revenues	117,174	900,161
Other expenses	(605,463)	(1,215,431)
Listing related cost	(3,366,390)
Gain/Loss on foreign exchange	(8,658,231)	424,184
Profit (loss) before tax	(34,500,891)	(10,993,264)
Income tax	(432,723)	(196,109)
Profit for the period	$ (34,933,614)	$ (11,189,373)